Earnings Per Share - Computation of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basic earnings per Common Share:
Net income attributable to Magna International Inc.	$ 1,514	$ 757
Weighted average number of Common Shares outstanding during the year	300.6	299.7
Basic earnings per Common Share	$ 5.04	$ 2.52
Diluted earnings per Common Share:
Net income attributable to Magna International Inc.	$ 1,514	$ 757
Weighted average number of Common Shares outstanding during the year	300.6	299.7
Stock options and restricted stock	2.2	0.7
Diluted	302.8	300.4
Diluted earnings per Common Share	$ 5.00	$ 2.52